Income tax expense	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
13. Income tax expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

For the year ended December 31, 2017 NXT recorded foreign income and withholding taxes of $75,545 (2016 - $159,990) on a portion of its revenues generated on the Bolivian project, including withholding taxes incurred on certain charges to the Bolivian branch office.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT’s income (loss) before income taxes as follows:

	2017	2016	2015
Net income (loss) before income taxes	$(8,894,853)	$(8,725,051)	$5,688,136
Canadian statutory income tax rate	27.0%	27.0%	26.0%
Income tax (recovery) at statutory income tax rate	(2,401,610)	(2,355,764)	1,478,915

Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	156,966	223,463	407,593
Change in statutory tax rates	962,486	-	(511,508)
Foreign exchange adjustments	110,121	112,581	(489,665)
Foreign tax credit benefit	-	(256,500)	(1,755,678)
Non-taxable portion of capital gain	(50,525)	-	-
Other	91,668	(271,676)	(318,664)
	(1,130,894)	(2,547,896)	(1,189,007)
Change in valuation allowance	1,130,894	2,547,896	(5,633,993)
	-	-	(6,823,000)
Income taxes in foreign jurisdictions	75,545	374,511	1,970,908
Income tax expense (recovery)	75,545	374,511	(4,852,092)

On December 22, 2017 The Tax Cuts and Jobs Act (the “Act”) was enacted in the United States. This has resulted in a decrease in the US Federal tax rate from 35% to 21%.

A valuation allowance has been provided for the potential financial statement value of the Company’s deferred income tax assets, due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	2017	2016	2015
Net operating losses carried forward:
Canada (expiration dates 2027 to 2038)	$8,180,209	$6,747,506	$5,100,905
USA (expiration dates 2020 to 2026)	1,443,729	2,575,389	2,654,605

Timing differences on property & equipment and financing costs	2,012,709	1,789,311	1,850,228
SRED Expenditures	215,303	215,303	-
Foreign Tax Credit	371,133	371,133	-
	12,223,083	11,059,946	9,605,738
Intellectual property	(5,761,674)	(6,216,552)	(6,671,544)
	6,461,409	5,482,090	2,934,194
Less valuation allowance	(6,461,409)	(5,482,090)	(2,934,194)
	-	-	-